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May 2, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:      USAllianz Variable Insurance Products Trust (the "Trust")
         497j filing
         File Nos:  333-83423/811-9491

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus and the Statement of Additional Information relating to the Trust, each dated May 1, 2000, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on April 24, 2000.

Please contact me at (614) 470-8543 with any questions. Thank you.

Sincerely,


/s/ Paige C. Hodgin
Paige C. Hodgin
Director, Legal Services
BISYS Fund Services, Administrator & Distributor to the Trust